Loans Receivable (Details)					6 Months Ended			12 Months Ended
	May 01, 2025 USD ($)	Apr. 02, 2025 USD ($)	Feb. 14, 2025 USD ($)	Jan. 24, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Nov. 21, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Oct. 13, 2023	Jan. 17, 2023	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Nov. 10, 2022 USD ($)	Oct. 20, 2022 USD ($)
Loan Receivable [Line Items]
Bear interest	20.00%	20.00%	20.00%	20.00%	1.00%										18.00%	1.00%
Principal amount					$ 14,133,966
Loaned amount								$ 633		£ 500	$ 350,000
Repayments of debt					347	£ 270
Net book value																	$ 30,224	£ 25,000		$ 3,000,000
Interest rate, percentage											2.00%
Borrowings	$ 23,000	$ 200,000	$ 170,000	$ 30,000
Payable amount term	12 years	12 years	12 years	12 years
Interest receivable					38,116			6,446
Loans receivable					990,688			955,022
Accrued services fee								15,969	$ 21,875
Additional paid					155,603		$ 219,280
Top of Range [Member]
Loan Receivable [Line Items]
Wrote down net book value					503,493
Net book value					89,220
Bottom of Range [Member]
Loan Receivable [Line Items]
Wrote down net book value
Net book value
Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loans receivable					814,069			352,953
Arm’s Length Party [Member]
Loan Receivable [Line Items]
Loaned amount													$ 84,020	£ 66,000
Loans receivable					176,619			$ 15,219
Loan Restructuring Agreement | Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loan payable																			$ 500,000
Bear interest																			5.00%
Principal amount																			$ 500,000
Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Loan agreement					$ 1,000,000
Interest receivable